Deposits	12 Months Ended
Dec. 31, 2021
Deposits
25 Deposits
	2021				2020
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,703	2,556	5,259		3,231	3,085	6,316
Interest-bearing demand deposits	152,993	47,200	200,193		144,709	41,995	186,704
Savings deposits	60,027	8,474	68,501		62,769	8,764	71,533
Time deposits	35,602	102,229	137,831	[1]	26,864	115,927	142,791	[1]
Total deposits	251,325	160,459	411,784	[2]	237,573	169,771	407,344	[2]
of which due to banks	–	–	18,965		–	–	16,423
of which customer deposits	–	–	392,819		–	–	390,921
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included uninsured time deposits of CHF 128,526 million and CHF 136,687 million as of December 31, 2021 and 2020, respectively, which are in excess of any country-specific insurance limit or which are not covered by an insurance regime.

2 Not included as of December 31, 2021 and 2020 were CHF 86 million and CHF 106 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
24 Deposits
	2021				2020
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,703	2,557	5,260		3,231	3,097	6,328
Interest-bearing demand deposits	153,611	47,415	201,026		145,296	42,172	187,468
Savings deposits	60,027	8,474	68,501		62,769	8,764	71,533
Time deposits	35,775	102,239	138,014	[1]	27,188	115,942	143,130	[1]
Total deposits	252,116	160,685	412,801	[2]	238,484	169,975	408,459	[2]
of which due to banks	–	–	18,960		–	–	16,420
of which customer deposits	–	–	393,841		–	–	392,039
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included uninsured time deposits of CHF 128,714 million and CHF 136,687 million as of December 31, 2021 and 2020, respectively, which are in excess of any country-specific insurance limit or which are not covered by an insurance regime.

2 Not included as of December 31, 2021 and 2020 were CHF 86 million and CHF 106 million, respectively, of overdrawn deposits reclassified as loans.